Troubled Debt Restructures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of TDR's payment default | Contract	1	1	1
Outstanding balance of TDRs	$ 4,400,000	$ 3,900,000
TDR is defined as being past due	90 days
Allowance for loan loss on TDR	$ 137,000	$ 117,000	$ 144,000
Number of Contracts | Contract	6	5	6
Long-term debt	$ 10,992,000	$ 9,992,000
Total COVID-19 modifications [Member]
Financing Receivable, Modifications [Line Items]
Number of TDR's payment default | Contract	202
Outstanding balance of TDRs	$ 4,362,000
Number of Contracts | Contract	3
Modified loans with original deferred balances	$ 52,000,000
Number of modified loans paid off | Contract	18
Loan paid	$ 4,100,000
Number of modified loans, current | Contract	179
Loan balances	$ 47,600,000
Number of modified loans due to noncompliance | Contract	5
Long-term debt	$ 385,000
Second Deferral Payment
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	3
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Outstanding balance of TDRs with non-accrual status	$ 46,000	$ 26,000